Unaudited Condensed Consolidated Interim Statements of Changes In Equity (Deficit), Net - MXN ($) $ in Thousands	Total	Increase in Certificates of Contribution "A" [member]	Adjusted Balance [member]	Cumulative currency translation effect [member] Adjusted Balance [member]	Actuarial (losses) gains on employee benefits effect [member] Adjusted Balance [member]	Certificates of Contribution "A" [member]	Certificates of Contribution "A" [member] Increase in Certificates of Contribution "A" [member]	Certificates of Contribution "A" [member] Adjusted Balance [member]	Mexican Government contributions [member]	Mexican Government contributions [member] Adjusted Balance [member]	Legal reserve [member]	Legal reserve [member] Adjusted Balance [member]	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member]	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member]	Accumulated deficit [member]	Accumulated deficit [member] Adjusted Balance [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Non-controlling interests [member] Adjusted Balance [member]
Beginning balance (From prior years [member]) at Dec. 31, 2019															$ (1,933,106,785)
Beginning balance at Dec. 31, 2019	$ (1,931,409,302)					$ 478,675,447			$ 43,730,591		$ 1,002,130		$ 43,229,070	$ (283,307,660)	(281,490,302)		$ (1,931,267,509)	$ (141,793)
Statement [LineItems]
Transfer to accumulated deficit | From prior years [member]															(347,289,362)
Transfer to accumulated deficit															347,289,362
Increase in Certificates of Contribution "A"		$ 46,256,000					$ 46,256,000										46,256,000
Non-controlling divestment	783,749																	783,749
Total comprehensive income (loss)	(582,875,737)												22,444,930	(54,156)	(605,044,201)		(582,653,427)	(222,310)
Ending Balance (From prior years [member]) at Sep. 30, 2020																$ (2,280,396,147)
Ending Balance at Sep. 30, 2020	(2,533,044,350)		$ (2,467,245,290)	$ 65,674,000	$ (283,361,816)			$ 524,931,447		$ 43,730,591		$ 1,002,130				$ (539,245,141)	(2,467,664,936)		$ 419,646
Beginning balance (From prior years [member]) at Dec. 31, 2020															(2,214,597,087)
Beginning balance at Dec. 31, 2020	(2,404,727,030)					524,931,447			43,730,591		1,002,130		51,201,257	(302,486,247)	(508,878,813)		(2,405,096,722)	369,692
Statement [LineItems]
Transfer to accumulated deficit | From prior years [member]															(508,878,813)
Transfer to accumulated deficit															508,878,813
Increase in Certificates of Contribution "A"		$ 167,850,000					$ 167,850,000										167,850,000
Total comprehensive income (loss)	146,210,521												4,919,378	241,528,141	(100,094,174)		146,353,345	(142,824)
Ending Balance (From prior years [member]) at Sep. 30, 2021															(2,723,475,900)
Ending Balance at Sep. 30, 2021	$ (2,090,666,509)					$ 692,781,447			$ 43,730,591		$ 1,002,130		$ 56,120,635	$ (60,958,106)	$ (100,094,174)		$ (2,090,893,377)	$ 226,868